JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount($)	Value($)
CORPORATE BONDS — 79.4%
Aerospace & Defense — 0.6%
Boeing Co. (The) 4.51%, 5/1/2023	23,519,000	24,295,809
General Dynamics Corp. 3.25%, 4/1/2025	2,578,000	2,854,856
Leidos, Inc. 2.95%, 5/15/2023 (a)	15,473,000	16,017,031
Northrop Grumman Corp.
2.55%, 10/15/2022	5,000,000	5,234,265
2.93%, 1/15/2025	4,099,000	4,442,262
Raytheon Co. 2.50%, 12/15/2022	3,131,000	3,249,318
Rockwell Collins, Inc. 3.20%, 3/15/2024	5,817,000	6,175,431

		62,268,972

Automobiles — 1.9%
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.41%), 1.72%, 4/12/2021 (a)(b)	12,300,000	12,197,867
3.10%, 4/12/2021 (a)	6,383,000	6,465,508
(ICE LIBOR USD 3 Month + 0.50%), 0.93%, 8/13/2021 (a)(b)	979,000	967,067
2.95%, 4/14/2022 (a)	15,320,000	15,608,040
Daimler Finance North America LLC (Germany)
2.70%, 8/3/2020 (a)	6,801,000	6,822,361
(ICE LIBOR USD 3 Month + 0.43%), 0.86%, 2/12/2021 (a)(b)	3,400,000	3,346,230
(ICE LIBOR USD 3 Month + 0.45%), 0.81%, 2/22/2021 (a)(b)	2,600,000	2,564,590
(ICE LIBOR USD 3 Month + 0.90%), 1.29%, 2/15/2022 (a)(b)	24,697,000	23,833,100
(ICE LIBOR USD 3 Month + 0.88%), 1.24%, 2/22/2022 (a)(b)	28,500,000	27,593,572
3.40%, 2/22/2022 (a)(c)	15,649,000	15,962,711
2.55%, 8/15/2022 (a)	3,106,000	3,121,049
Hyundai Capital America
2.75%, 9/18/2020 (a)	1,170,000	1,168,397
3.00%, 10/30/2020 (a)	7,778,000	7,780,431
3.45%, 3/12/2021 (a)	14,976,000	15,078,960
3.00%, 3/18/2021 (a)	5,245,000	5,255,385
Volkswagen Group of America Finance LLC (Germany)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.77%), 1.20%, 11/13/2020 (a)(b)	1,173,000	1,168,114
(ICE LIBOR USD 3 Month + 0.86%), 2.06%, 9/24/2021 (a)(b)	20,466,000	20,173,936
(ICE LIBOR USD 3 Month + 0.94%), 1.37%, 11/12/2021 (a)(b)	7,106,000	6,994,451
2.90%, 5/13/2022 (a)	14,128,000	14,376,060
3.13%, 5/12/2023 (a)	22,136,000	22,731,308

		213,209,137

Banks — 36.6%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020 (a)	30,059,000	30,058,459
(ICE LIBOR USD 3 Month + 0.41%), 1.55%, 1/19/2021 (a)(b)	4,400,000	4,406,072
2.65%, 1/19/2021 (a)	21,596,000	21,831,655
(ICE LIBOR USD 3 Month + 0.57%), 0.94%, 8/27/2021 (a)(b)	5,945,000	5,947,699
3.40%, 8/27/2021 (a)	13,150,000	13,585,265
ANZ New Zealand Int’l Ltd. (New Zealand)
2.20%, 7/17/2020 (a)	17,556,000	17,596,662
2.85%, 8/6/2020 (a)	19,528,000	19,605,989
2.75%, 1/22/2021 (a)	10,611,000	10,766,105
2.75%, 2/3/2021 (a)	1,635,000	1,656,795
(ICE LIBOR USD 3 Month + 1.01%), 1.90%, 7/28/2021 (a)(b)	13,356,000	13,408,975
2.13%, 7/28/2021 (a)	5,805,000	5,898,241
2.88%, 1/25/2022 (a)	2,585,000	2,659,500
1.90%, 2/13/2023 (a)	3,630,000	3,695,728
3.40%, 3/19/2024 (a)	10,500,000	11,213,850
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.32%), 1.77%, 7/2/2020 (a)(b)	3,000,000	3,003,061
2.13%, 8/19/2020	25,623,000	25,720,411
(ICE LIBOR USD 3 Month + 0.32%), 0.77%, 11/9/2020 (a)(b)	4,341,000	4,346,295
2.25%, 11/9/2020	1,110,000	1,119,011
(ICE LIBOR USD 3 Month + 0.46%), 0.85%, 5/17/2021 (a)(b)	2,300,000	2,304,330
2.30%, 6/1/2021	1,150,000	1,170,770
(ICE LIBOR USD 3 Month + 0.99%), 2.57%, 6/1/2021 (a)(b)	2,100,000	2,116,747

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.87%), 1.23%, 11/23/2021 (a)(b)	1,470,000	1,479,897
2.55%, 11/23/2021	375,000	385,353
2.63%, 5/19/2022	11,522,000	11,948,935
2.05%, 11/21/2022	12,527,000	12,951,983
Banco Santander SA (Spain)
3.50%, 4/11/2022	7,600,000	7,852,537
3.85%, 4/12/2023	6,400,000	6,744,193
2.75%, 5/28/2025	10,000,000	10,206,574
Bank of America Corp.
5.00%, 5/13/2021	3,000,000	3,130,109
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021 (b)	11,961,000	11,975,989
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021 (b)	2,458,000	2,465,285
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022 (b)	4,591,000	4,639,751
(ICE LIBOR USD 3 Month + 0.63%), 3.50%, 5/17/2022 (b)	8,560,000	8,764,152
(ICE LIBOR USD 3 Month + 0.65%), 1.87%, 6/25/2022 (b)	10,680,000	10,631,382
2.50%, 10/21/2022	1,006,000	1,029,319
3.30%, 1/11/2023	1,473,000	1,558,958
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023 (b)	313,000	323,434
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023 (b)	8,532,000	8,808,623
(ICE LIBOR USD 3 Month + 0.93%), 2.82%, 7/21/2023 (b)	2,515,000	2,601,214
4.10%, 7/24/2023	1,101,000	1,203,889
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	4,611,000	4,818,082
4.13%, 1/22/2024	693,000	763,339
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024 (b)	41,517,000	44,155,246
4.00%, 4/1/2024	625,000	691,605
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)(c)	18,545,000	20,077,268
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (b)	2,392,000	2,571,874
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.40%), 1.50%, 1/22/2021 (b)	51,605,000	51,638,916
Series D, (ICE LIBOR USD 3 Month + 0.46%), 1.77%, 4/13/2021 (b)	3,635,000	3,643,766
Series D, 3.10%, 4/13/2021	2,099,000	2,147,670
1.90%, 8/27/2021	5,975,000	6,083,101
(ICE LIBOR USD 3 Month + 0.40%), 1.30%, 9/10/2021 (b)	25,665,000	25,674,653

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.57%), 1.80%, 3/26/2022 (b)	30,500,000	30,536,968
2.90%, 3/26/2022	8,690,000	9,036,569
2.35%, 9/11/2022	5,511,000	5,744,694
2.05%, 11/1/2022	5,930,000	6,109,611
Series E, 3.30%, 2/5/2024	4,833,000	5,186,015
1.85%, 5/1/2025	8,037,000	8,239,772
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.29%), 1.64%, 1/8/2021 (b)	125,000	125,052
2.50%, 1/8/2021	8,413,000	8,519,014
(ICE LIBOR USD 3 Month + 0.42%), 1.41%, 1/25/2021 (b)	36,636,000	36,692,688
2.45%, 3/22/2021	1,909,000	1,940,416
3.13%, 4/20/2021	3,243,000	3,321,634
2.80%, 7/21/2021	315,000	323,374
(ICE LIBOR USD 3 Month + 0.64%), 1.64%, 3/7/2022 (b)	10,098,000	10,106,411
2.70%, 3/7/2022	11,850,000	12,296,412
2.45%, 9/19/2022	5,887,000	6,131,056
2.00%, 11/15/2022	32,788,000	33,698,521
1.95%, 2/1/2023	11,814,000	12,103,958
1.63%, 5/1/2023	2,850,000	2,901,454
3.40%, 2/11/2024	2,682,000	2,897,220
2.20%, 2/3/2025	11,499,000	11,953,153
Banque Federative du Credit Mutuel SA (France)
(ICE LIBOR USD 3 Month + 0.49%), 1.63%, 7/20/2020 (a)(b)	1,000,000	1,001,787
2.20%, 7/20/2020 (a)	19,751,000	19,802,223
2.75%, 10/15/2020 (a)	33,112,000	33,366,799
2.50%, 4/13/2021 (a)	4,724,000	4,805,188
1.96%, 7/21/2021 (a)(c)	55,575,000	56,287,206
2.70%, 7/20/2022 (a)(c)	6,896,000	7,117,006
2.13%, 11/21/2022 (a)	11,256,000	11,435,312
3.75%, 7/20/2023 (a)	1,040,000	1,118,495
2.38%, 11/21/2024 (a)	14,071,000	14,578,792
Barclays Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.65%), 1.12%, 8/7/2020 (b)	1,886,000	1,887,248
2.65%, 1/11/2021	6,450,000	6,509,157
1.70%, 5/12/2022	12,459,000	12,629,152
Barclays plc (United Kingdom)
2.88%, 6/8/2020	267,000	267,080
3.25%, 1/12/2021	4,567,000	4,622,398
(ICE LIBOR USD 3 Month + 2.11%), 2.56%, 8/10/2021 (b)	21,100,000	21,308,004
3.20%, 8/10/2021	42,609,000	43,452,365
BBVA USA
(ICE LIBOR USD 3 Month + 0.73%), 1.50%, 6/11/2021 (b)(c)	9,511,000	9,426,900

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.50%, 6/11/2021	37,394,000	37,917,899
BNP Paribas SA (France)
5.00%, 1/15/2021	13,409,000	13,782,247
(ICE LIBOR USD 3 Month + 0.39%), 0.86%, 8/7/2021 (a)(b)	34,808,000	34,844,718
2.95%, 5/23/2022 (a)	8,058,000	8,276,478
3.50%, 3/1/2023 (a)	9,132,000	9,603,654
3.38%, 1/9/2025 (a)	5,000,000	5,307,348
BNZ International Funding Ltd. (New Zealand)
2.75%, 3/2/2021 (a)	750,000	761,985
(ICE LIBOR USD 3 Month + 0.98%), 1.72%, 9/14/2021 (a)(b)	21,969,000	22,138,404
2.10%, 9/14/2021 (a)	7,705,000	7,865,766
2.65%, 11/3/2022 (a)	4,855,000	5,022,781
3.38%, 3/1/2023 (a)	13,260,000	13,984,856
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.32%), 0.87%, 2/2/2021 (b)	1,295,000	1,296,861
2.70%, 2/2/2021	2,324,000	2,361,463
2.55%, 6/16/2022	740,000	766,963
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	12,898,000	13,274,969
3.50%, 9/13/2023	14,238,000	15,477,854
3.10%, 4/2/2024	6,532,000	6,929,081
2.25%, 1/28/2025	11,181,000	11,568,770
Capital One Bank USA NA (SOFR + 0.62%), 2.01%, 1/27/2023 (b)	2,246,000	2,250,282
Capital One NA
2.95%, 7/23/2021	4,410,000	4,484,832
2.25%, 9/13/2021	9,212,000	9,323,083
2.15%, 9/6/2022	24,273,000	24,578,949
Citibank NA
(ICE LIBOR USD 3 Month + 0.50%), 1.28%, 6/12/2020 (b)(c)	1,690,000	1,690,524
2.13%, 10/20/2020 (c)	2,100,000	2,110,582
2.85%, 2/12/2021	9,828,000	9,969,684
(ICE LIBOR USD 3 Month + 0.57%), 1.61%, 7/23/2021 (b)	4,545,000	4,539,230
3.40%, 7/23/2021	850,000	875,175
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 2/19/2022 (b)	31,435,000	31,221,808
(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022 (b)	22,000,000	22,342,285
Citigroup, Inc.
2.70%, 3/30/2021	3,754,000	3,816,347
(ICE LIBOR USD 3 Month + 1.38%), 2.75%, 3/30/2021 (b)	9,373,000	9,423,567

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.19%), 1.75%, 8/2/2021 (b)	7,950,000	7,990,873
(ICE LIBOR USD 3 Month + 1.07%), 2.07%, 12/8/2021 (b)	6,850,000	6,868,101
2.90%, 12/8/2021	4,511,000	4,634,173
2.75%, 4/25/2022	7,335,000	7,566,411
(SOFR + 0.87%), 2.31%, 11/4/2022 (b)	6,152,000	6,235,114
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	2,097,000	2,163,319
(SOFR + 1.67%), 1.68%, 5/15/2024 (b)	500,000	504,413
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	1,937,000	2,084,389
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	1,891,000	2,011,694
Citizens Bank NA
2.25%, 10/30/2020	28,030,000	28,188,211
2.55%, 5/13/2021	8,515,000	8,654,456
(ICE LIBOR USD 3 Month + 0.72%), 1.14%, 2/14/2022 (b)	13,543,000	13,399,673
3.25%, 2/14/2022	15,501,000	15,978,624
2.65%, 5/26/2022	5,954,000	6,103,769
Comerica Bank
2.50%, 6/2/2020	22,077,000	22,077,000
2.50%, 7/23/2024	725,000	747,498
Commonwealth Bank of Australia (Australia)
2.20%, 11/9/2020 (a)	1,000,000	1,007,116
2.55%, 3/15/2021	1,095,000	1,113,364
2.75%, 3/10/2022 (a)	1,452,000	1,504,361
2.50%, 9/18/2022 (a)	344,000	358,628
3.45%, 3/16/2023 (a)	1,553,000	1,664,294
3.35%, 6/4/2024 (a)	1,060,000	1,153,377
Cooperatieve Rabobank UA (Netherlands)
4.50%, 1/11/2021	1,886,000	1,932,599
2.50%, 1/19/2021	3,950,000	4,000,126
(ICE LIBOR USD 3 Month + 0.43%), 1.42%, 4/26/2021 (b)(c)	4,750,000	4,756,784
3.13%, 4/26/2021	13,515,000	13,842,915
(ICE LIBOR USD 3 Month + 0.83%), 2.14%, 1/10/2022 (b)(c)	3,700,000	3,726,066
2.75%, 1/10/2022	420,000	434,210
3.88%, 2/8/2022	6,697,000	7,054,719
2.75%, 1/10/2023	2,089,000	2,196,554
3.88%, 9/26/2023 (a)	6,490,000	7,037,042
Credit Agricole Corporate & Investment Bank SA (France)

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.63%, 0.63% Floor), 2.06%, 10/3/2021 (b)	32,889,000	32,891,734
Credit Agricole SA (France)
(ICE LIBOR USD 3 Month + 0.97%), 1.87%, 6/10/2020 (a)(b)	3,549,000	3,549,901
2.75%, 6/10/2020 (a)	3,746,000	3,747,362
2.38%, 7/1/2021 (a)	497,000	506,097
(ICE LIBOR USD 3 Month + 1.18%), 2.61%, 7/1/2021 (a)(b)	6,523,000	6,556,715
3.75%, 4/24/2023 (a)	10,180,000	10,778,230
3.25%, 10/4/2024 (a)	4,458,000	4,732,535
Credit Suisse Group Funding Guernsey Ltd. (Switzerland)
3.13%, 12/10/2020	51,883,000	52,454,980
(ICE LIBOR USD 3 Month + 2.29%), 3.43%, 4/16/2021 (b)	6,956,000	7,051,133
3.45%, 4/16/2021	17,850,000	18,263,939
DBS Group Holdings Ltd. (Singapore)
(ICE LIBOR USD 3 Month + 0.49%), 1.49%, 6/8/2020 (a)(b)	9,339,000	9,335,591
2.85%, 4/16/2022 (a)(c)	18,777,000	19,246,425
DNB Bank ASA (Norway)
(ICE LIBOR USD 3 Month + 0.37%), 1.82%, 10/2/2020 (a)(b)	8,050,000	8,065,870
2.13%, 10/2/2020 (a)	87,271,000	87,799,291
2.38%, 6/2/2021 (a)	7,871,000	8,000,556
2.15%, 12/2/2022 (a)	35,121,000	36,194,094
Federation des Caisses Desjardins du Quebec (Canada)
(ICE LIBOR USD 3 Month + 0.33%), 1.09%, 10/30/2020 (a)(b)	5,967,000	5,978,780
2.25%, 10/30/2020 (a)	102,391,000	103,177,207
2.05%, 2/10/2025 (a)	5,200,000	5,276,139
Fifth Third Bancorp
2.88%, 7/27/2020	46,641,000	46,713,294
1.63%, 5/5/2023	18,545,000	18,882,988
3.65%, 1/25/2024	3,563,000	3,862,470
2.38%, 1/28/2025	1,056,000	1,087,970
Fifth Third Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 1.01%, 10/30/2020 (b)	10,655,000	10,658,171
2.20%, 10/30/2020	9,340,000	9,389,227
(ICE LIBOR USD 3 Month + 0.44%), 1.43%, 7/26/2021 (b)	3,300,000	3,295,215
First Republic Bank (SOFR + 0.62%), 1.91%, 2/12/2024 (b)	592,000	599,622
HSBC Bank plc (United Kingdom) 4.13%, 8/12/2020 (a)	1,217,000	1,225,589

Investments	Principal Amount($)	Value($)
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 2.24%), 3.24%, 3/8/2021 (b)	14,423,000	14,604,837
3.40%, 3/8/2021	20,317,000	20,733,735
5.10%, 4/5/2021	20,776,000	21,521,809
(ICE LIBOR USD 3 Month + 1.66%), 2.02%, 5/25/2021 (b)	10,821,000	10,912,585
2.95%, 5/25/2021	41,293,000	42,209,851
(ICE LIBOR USD 3 Month + 0.65%), 1.43%, 9/11/2021 (b)	11,857,000	11,859,355
2.65%, 1/5/2022	1,241,000	1,271,147
(ICE LIBOR USD 3 Month + 1.50%), 2.87%, 1/5/2022 (b)	21,565,000	21,745,975
4.88%, 1/14/2022	1,095,000	1,160,849
4.00%, 3/30/2022	1,530,000	1,611,029
HSBC USA, Inc.
5.00%, 9/27/2020	2,661,000	2,698,090
3.50%, 6/23/2024	5,000,000	5,417,338
Huntington Bancshares, Inc.
3.15%, 3/14/2021	5,019,000	5,095,852
2.63%, 8/6/2024	23,250,000	24,167,023
Huntington National Bank (The)
2.88%, 8/20/2020	2,059,000	2,065,177
(ICE LIBOR USD 3 Month + 0.55%), 1.09%, 2/5/2021 (b)	10,237,000	10,250,351
3.25%, 5/14/2021	7,344,000	7,512,015
3.13%, 4/1/2022	2,128,000	2,215,949
2.50%, 8/7/2022	16,029,000	16,542,408
1.80%, 2/3/2023	500,000	509,602
3.55%, 10/6/2023	1,640,000	1,780,353
ING Groep NV (Netherlands)
(ICE LIBOR USD 3 Month + 1.15%), 2.52%, 3/29/2022 (b)	19,625,000	19,620,114
3.15%, 3/29/2022	1,351,000	1,397,297
KeyBank NA
2.40%, 6/9/2022	965,000	994,634
2.30%, 9/14/2022	5,119,000	5,277,988
1.25%, 3/10/2023	500,000	506,231
KeyCorp
2.90%, 9/15/2020	21,166,000	21,307,325
5.10%, 3/24/2021	12,301,000	12,730,375
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 0.96%, 5/7/2021 (b)	2,101,000	2,104,560
Lloyds Banking Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.80%), 2.00%, 6/21/2021 (b)	300,000	299,676
3.10%, 7/6/2021	1,445,000	1,475,244
3.00%, 1/11/2022	7,896,000	8,130,500
(ICE LIBOR USD 3 Month + 1.25%), 2.86%, 3/17/2023 (b)	320,000	326,314
4.05%, 8/16/2023	2,116,000	2,284,747

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	3,334,000	3,427,970
Manufacturers & Traders Trust Co.
2.05%, 8/17/2020	2,396,000	2,400,591
2.63%, 1/25/2021	265,000	268,150
2.50%, 5/18/2022	250,000	258,867
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.95%, 3/1/2021	3,584,000	3,648,294
(ICE LIBOR USD 3 Month + 0.65%), 1.64%, 7/26/2021 (b)	9,060,000	9,043,915
3.54%, 7/26/2021	12,500,000	12,912,754
(ICE LIBOR USD 3 Month + 1.06%), 1.83%, 9/13/2021 (b)	5,987,000	5,989,589
2.19%, 9/13/2021	1,877,000	1,912,467
(ICE LIBOR USD 3 Month + 0.92%), 1.28%, 2/22/2022 (b)	4,689,000	4,654,820
3.00%, 2/22/2022	42,869,000	44,250,847
2.62%, 7/18/2022	14,478,000	14,900,643
3.46%, 3/2/2023	351,000	370,502
3.76%, 7/26/2023	2,493,000	2,669,310
2.19%, 2/25/2025	5,619,000	5,760,064
Mizuho Bank Ltd. (Japan) 3.20%, 3/26/2025 (a)	600,000	641,495
Mizuho Financial Group, Inc. (Japan)
2.63%, 4/12/2021 (a)	54,552,000	55,531,611
(ICE LIBOR USD 3 Month + 1.14%), 1.91%, 9/13/2021 (b)	14,870,000	14,899,188
(ICE LIBOR USD 3 Month + 0.94%), 1.31%, 2/28/2022 (b)	6,525,000	6,501,864
(ICE LIBOR USD 3 Month + 0.88%), 1.65%, 9/11/2022 (b)	6,000,000	5,945,741
2.60%, 9/11/2022	1,700,000	1,751,183
3.55%, 3/5/2023	3,942,000	4,168,301
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	4,363,000	4,455,573
(ICE LIBOR USD 3 Month + 1.00%), 3.92%, 9/11/2024 (b)	8,066,000	8,641,283
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	9,413,000	9,837,125
MUFG Bank Ltd. (Japan) 144A, 4.10%, 9/9/2023 (a)	200,000	218,170
MUFG Union Bank NA
3.15%, 4/1/2022	1,220,000	1,266,985
(SOFR + 0.71%), 1.81%, 12/9/2022 (b)	24,750,000	24,536,765
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.35%), 1.66%, 1/12/2021 (a)(b)	7,670,000	7,679,640
2.50%, 1/12/2021	1,735,000	1,756,028
2.63%, 1/14/2021	1,048,000	1,061,279

Investments	Principal Amount($)	Value($)
1.88%, 7/12/2021	3,895,000	3,954,055
(ICE LIBOR USD 3 Month + 1.00%), 2.31%, 7/12/2021 (a)(b)	4,750,000	4,797,744
3.38%, 9/20/2021	6,250,000	6,464,886
(ICE LIBOR USD 3 Month + 0.71%), 1.27%, 11/4/2021 (a)(b)	18,111,000	18,218,493
3.70%, 11/4/2021	250,000	260,367
2.50%, 5/22/2022	8,967,000	9,281,570
1.88%, 12/13/2022	7,765,000	7,974,130
3.00%, 1/20/2023	5,600,000	5,906,871
2.88%, 4/12/2023	3,345,000	3,490,126
National Bank of Canada (Canada)
2.20%, 11/2/2020	3,148,000	3,167,787
(ICE LIBOR USD 3 Month + 0.40%), 1.60%, 3/21/2021 (a)(b)	60,000,000	59,812,863
2.15%, 10/7/2022 (a)	13,125,000	13,411,557
2.10%, 2/1/2023	43,700,000	44,611,836
Nordea Bank Abp (Finland)
2.50%, 9/17/2020 (a)	4,505,000	4,530,696
4.88%, 1/14/2021 (a)	4,908,000	5,035,145
(ICE LIBOR USD 3 Month + 0.99%), 1.36%, 5/27/2021 (a)(b)	4,600,000	4,619,755
2.25%, 5/27/2021 (a)	46,490,000	47,336,129
PNC Bank NA
2.45%, 11/5/2020	6,833,000	6,874,909
(ICE LIBOR USD 3 Month + 0.25%), 1.35%, 1/22/2021 (b)	1,850,000	1,852,065
2.15%, 4/29/2021	10,230,000	10,373,956
(ICE LIBOR USD 3 Month + 0.44%), 2.23%, 7/22/2022 (b)	6,211,000	6,302,105
(ICE LIBOR USD 3 Month + 0.42%), 2.03%, 12/9/2022 (b)	3,610,000	3,669,966
(ICE LIBOR USD 3 Month + 0.00%), 1.74%, 2/24/2023 (b)	2,405,000	2,435,628
PNC Financial Services Group, Inc. (The)
4.38%, 8/11/2020	75,000	75,552
2.85%, 11/9/2022 (d)	1,465,000	1,532,618
Regions Bank
(ICE LIBOR USD 3 Month + 0.50%), 0.93%, 8/13/2021 (b)	490,000	486,508
(ICE LIBOR USD 3 Month + 0.50%), 3.37%, 8/13/2021 (b)	1,350,000	1,353,715
Regions Financial Corp. 2.25%, 5/18/2025	1,680,000	1,711,519
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.30%), 1.40%, 7/22/2020 (b)	6,368,000	6,376,221

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.24%), 1.23%, 10/26/2020 (b)	269,000	269,193
2.15%, 10/26/2020	28,753,000	28,964,078
2.50%, 1/19/2021	215,000	217,860
(ICE LIBOR USD 3 Month + 0.40%), 1.39%, 1/25/2021 (b)	11,147,000	11,167,112
(ICE LIBOR USD 3 Month + 0.39%), 1.15%, 4/30/2021 (b)	7,785,000	7,808,361
3.20%, 4/30/2021	17,660,000	18,098,192
(ICE LIBOR USD 3 Month + 0.73%), 1.42%, 2/1/2022 (b)	1,255,000	1,257,486
2.75%, 2/1/2022	5,252,000	5,458,501
2.80%, 4/29/2022	13,135,000	13,690,279
1.95%, 1/17/2023	479,000	493,806
1.60%, 4/17/2023 (c)	63,938,000	65,242,253
3.70%, 10/5/2023	7,562,000	8,235,837
2.25%, 11/1/2024 (c)	10,000,000	10,487,964
Royal Bank of Scotland Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.15%), 2.36%, 5/22/2024 (b)	133,000	134,317
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	10,045,000	10,722,582
Santander UK Group Holdings plc (United Kingdom)
2.88%, 10/16/2020	9,770,000	9,844,755
3.13%, 1/8/2021	54,211,000	54,832,231
Santander UK plc (United Kingdom)
2.13%, 11/3/2020	6,923,000	6,969,527
2.50%, 1/5/2021	5,590,000	5,651,363
(ICE LIBOR USD 3 Month + 0.62%), 2.20%, 6/1/2021 (b)	3,000,000	3,006,120
3.40%, 6/1/2021	6,638,000	6,815,609
(ICE LIBOR USD 3 Month + 0.66%), 1.05%, 11/15/2021 (b)	6,288,000	6,271,771
2.10%, 1/13/2023	18,835,000	19,355,220
2.88%, 6/18/2024	2,200,000	2,328,102
Skandinaviska Enskilda Banken AB (Sweden)
2.63%, 11/17/2020 (a)	457,000	461,544
3.25%, 5/17/2021 (a)	41,540,000	42,586,393
1.88%, 9/13/2021	22,200,000	22,550,380
3.05%, 3/25/2022 (a)	13,760,000	14,260,726
2.20%, 12/12/2022 (a)	10,957,000	11,274,723
Societe Generale SA (France)
2.63%, 9/16/2020 (a)	6,562,000	6,597,355
2.50%, 4/8/2021 (a)(c)	20,365,000	20,689,618
(ICE LIBOR USD 3 Month + 1.33%), 2.68%, 4/8/2021 (a)(b)	5,150,000	5,182,738
5.20%, 4/15/2021 (a)	60,174,000	62,607,867
2.63%, 1/22/2025 (a)	5,000,000	5,019,996

Investments	Principal Amount($)	Value($)
Standard Chartered plc (United Kingdom)
3.05%, 1/15/2021 (a)(c)	39,774,000	40,272,159
(ICE LIBOR USD 3 Month + 1.20%), 2.74%, 9/10/2022 (a)(b)	4,300,000	4,323,872
(ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023 (a)(b)	12,157,000	12,568,722
Sumitomo Mitsui Banking Corp. (Japan) 3.20%, 7/18/2022	2,203,000	2,286,123
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.68%), 2.68%, 3/9/2021 (b)	6,353,000	6,398,099
2.93%, 3/9/2021	6,815,000	6,939,465
2.06%, 7/14/2021	1,582,000	1,606,224
(ICE LIBOR USD 3 Month + 1.11%), 2.42%, 7/14/2021 (b)	5,404,000	5,424,227
(ICE LIBOR USD 3 Month + 1.14%), 2.28%, 10/19/2021 (b)	5,067,000	5,092,472
2.44%, 10/19/2021	29,688,000	30,436,396
(ICE LIBOR USD 3 Month + 0.97%), 2.28%, 1/11/2022 (b)	19,000,000	18,932,364
2.85%, 1/11/2022	262,000	269,170
2.78%, 7/12/2022	16,920,000	17,474,849
2.78%, 10/18/2022	5,000,000	5,197,181
3.10%, 1/17/2023	184,000	193,209
2.70%, 7/16/2024	3,728,000	3,901,681
2.35%, 1/15/2025	5,701,000	5,894,391
Svenska Handelsbanken AB (Sweden)
1.95%, 9/8/2020	11,736,000	11,783,406
2.40%, 10/1/2020	18,947,000	19,074,964
2.45%, 3/30/2021	12,529,000	12,737,585
(ICE LIBOR USD 3 Month + 0.47%), 0.83%, 5/24/2021 (b)	45,347,000	45,480,188
3.35%, 5/24/2021	68,161,000	70,124,052
1.88%, 9/7/2021	4,537,000	4,614,750
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.28%), 1.05%, 6/11/2020 (b)	8,731,000	8,731,638
(ICE LIBOR USD 3 Month + 0.93%), 1.67%, 12/14/2020 (b)	2,401,000	2,412,507
(ICE LIBOR USD 3 Month + 0.24%), 1.23%, 1/25/2021 (b)(c)	350,000	350,146
2.55%, 1/25/2021	1,100,000	1,115,107
(ICE LIBOR USD 3 Month + 0.27%), 1.11%, 3/17/2021 (b)	3,530,000	3,534,111
(ICE LIBOR USD 3 Month + 0.43%), 1.20%, 6/11/2021 (b)	2,058,000	2,060,310

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.25%, 6/11/2021	11,301,000	11,659,074
1.80%, 7/13/2021	980,000	994,163
(ICE LIBOR USD 3 Month + 0.90%), 2.21%, 7/13/2021 (b)	200,000	201,508
1.90%, 12/1/2022	3,189,000	3,287,974
(SOFR + 0.48%), 0.54%, 1/27/2023 (b)	29,380,000	28,729,597
2.65%, 6/12/2024	7,132,000	7,599,350
Truist Bank
2.85%, 4/1/2021	4,492,000	4,559,595
(ICE LIBOR USD 3 Month + 0.50%), 1.49%, 10/26/2021 (b)	1,940,000	1,935,672
(ICE LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/2021 (b)	31,321,000	31,662,852
Truist Financial Corp.
(ICE LIBOR USD 3 Month + 0.57%), 1.31%, 6/15/2020 (b)	24,141,000	24,149,123
(ICE LIBOR USD 3 Month + 0.22%), 0.91%, 2/1/2021 (b)(c)	10,007,000	10,001,018
2.15%, 2/1/2021	1,000,000	1,009,783
2.90%, 3/3/2021	8,319,000	8,454,304
3.20%, 9/3/2021	1,300,000	1,338,313
2.70%, 1/27/2022	271,000	280,056
3.05%, 6/20/2022	17,689,000	18,460,660
3.75%, 12/6/2023	8,520,000	9,343,897
4.00%, 5/1/2025	237,000	267,245
US Bancorp
2.35%, 1/29/2021	9,682,000	9,792,433
3.38%, 2/5/2024	20,000,000	21,834,782
1.45%, 5/12/2025	24,500,000	25,080,431
US Bank NA
(ICE LIBOR USD 3 Month + 0.31%), 0.87%, 2/4/2021 (b)	21,496,000	21,477,116
3.00%, 2/4/2021	910,000	924,587
(ICE LIBOR USD 3 Month + 0.32%), 1.31%, 4/26/2021 (b)	1,831,000	1,833,692
(ICE LIBOR USD 3 Month + 0.38%), 0.77%, 11/16/2021 (b)	9,732,000	9,701,866
3.45%, 11/16/2021	279,000	290,128
(ICE LIBOR USD 3 Month + 0.18%), 1.29%, 1/21/2022 (b)	82,771,000	82,324,012
1.80%, 1/21/2022	500,000	509,864
2.65%, 5/23/2022	2,081,000	2,162,395
2.05%, 1/21/2025 (c)	894,000	935,583
2.80%, 1/27/2025	4,210,000	4,551,549
Wells Fargo & Co.
2.50%, 3/4/2021	2,979,000	3,022,825
4.60%, 4/1/2021	2,014,000	2,080,287
2.10%, 7/26/2021	9,698,000	9,842,932
2.63%, 7/22/2022 (c)	13,919,000	14,342,205
3.75%, 1/24/2024	4,790,000	5,151,832
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	24,600,000	24,670,270

Investments	Principal Amount($)	Value($)
3.30%, 9/9/2024	14,904,000	16,057,904
3.00%, 2/19/2025	5,000,000	5,352,953
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.49%), 3.33%, 7/23/2021 (b)	18,691,000	18,755,425
(ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022 (b)	1,900,000	1,934,601
(ICE LIBOR USD 3 Month + 0.65%), 2.08%, 9/9/2022 (b)	14,699,000	14,874,073
3.55%, 8/14/2023	11,330,000	12,224,625
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 3 Month + 0.36%), 1.94%, 9/1/2020 (a)(b)	950,000	950,259
2.60%, 11/23/2020	8,727,000	8,818,797
2.65%, 1/25/2021	9,058,000	9,166,801
(ICE LIBOR USD 3 Month + 0.85%), 2.16%, 1/11/2022 (b)	1,674,000	1,687,133
2.00%, 1/13/2023	1,140,000	1,178,156
3.65%, 5/15/2023 (c)	11,504,000	12,485,904

		4,170,030,216

Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium) 3.30%, 2/1/2023	6,140,000	6,499,101
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
2.50%, 7/15/2022	6,361,000	6,581,692
3.50%, 1/12/2024	3,325,000	3,597,543
4.15%, 1/23/2025	9,151,000	10,284,177
Coca-Cola Co. (The) 3.15%, 11/15/2020	1,149,000	1,163,623
Constellation Brands, Inc.
(ICE LIBOR USD 3 Month + 0.70%), 1.09%, 11/15/2021 (b)	14,460,000	14,366,903
Diageo Capital plc (United Kingdom) 2.63%, 4/29/2023	5,799,000	6,094,328
Heineken NV (Netherlands) 2.75%, 4/1/2023 (a)	6,250,000	6,498,302
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021	43,023,000	44,234,537
3.20%, 11/15/2021	2,505,000	2,575,510
PepsiCo, Inc.
3.10%, 7/17/2022 (c)	7,570,000	7,958,384
0.75%, 5/1/2023	35,285,000	35,583,314

		145,437,414

Biotechnology — 0.7%
AbbVie, Inc.
2.30%, 5/14/2021	10,248,000	10,396,721
(ICE LIBOR USD 3 Month + 0.46%), 0.84%, 11/19/2021 (a)(b)	10,800,000	10,735,165
2.15%, 11/19/2021 (a)	32,890,000	33,504,490
3.80%, 3/15/2025 (a)	1,332,000	1,467,122

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Gilead Sciences, Inc.
2.55%, 9/1/2020	7,233,000	7,271,921
3.25%, 9/1/2022	11,140,000	11,795,054
3.70%, 4/1/2024	2,780,000	3,081,349
3.50%, 2/1/2025	500,000	557,529

		78,809,351

Capital Markets — 5.7%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	1,606,000	1,777,886
3.00%, 4/2/2025	1,853,000	1,989,766
Bank of New York Mellon Corp. (The)
4.15%, 2/1/2021	2,340,000	2,398,573
2.50%, 4/15/2021	798,000	810,414
2.05%, 5/3/2021	3,892,000	3,946,188
2.60%, 2/7/2022	383,000	394,861
1.85%, 1/27/2023	9,380,000	9,680,256
2.95%, 1/29/2023	396,000	419,092
3.50%, 4/28/2023	818,000	881,302
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023 (b)	5,401,000	5,594,048
2.20%, 8/16/2023	515,000	536,855
3.40%, 5/15/2024	1,240,000	1,352,823
3.25%, 9/11/2024	1,972,000	2,165,646
1.60%, 4/24/2025	19,650,000	20,336,206
Brookfield Asset Management, Inc. (Canada) 4.00%, 1/15/2025	4,046,000	4,324,373
Charles Schwab Corp. (The)
(ICE LIBOR USD 3 Month + 0.32%), 0.69%, 5/21/2021 (b)	11,076,000	11,079,544
3.23%, 9/1/2022	300,000	316,385
2.65%, 1/25/2023	3,499,000	3,681,605
4.20%, 3/24/2025	86,000	98,455
Credit Suisse AG (Switzerland) 3.00%, 10/29/2021	3,480,000	3,589,253
2.80%, 4/8/2022	17,199,000	17,820,776
Goldman Sachs Bank USA 3.20%, 6/5/2020	1,305,000	1,305,290
Goldman Sachs Group, Inc. (The)
Series D, 6.00%, 6/15/2020	3,000,000	3,005,640
(ICE LIBOR USD 3 Month + 1.20%), 1.94%, 9/15/2020 (b)	5,049,000	5,058,341
2.75%, 9/15/2020	3,595,000	3,611,252
2.60%, 12/27/2020	19,729,000	19,754,470
(ICE LIBOR USD 3 Month + 1.77%), 2.13%, 2/25/2021 (b)	5,144,000	5,174,579
(ICE LIBOR USD 3 Month + 1.36%), 2.35%, 4/23/2021 (b)	2,981,000	2,999,089
2.63%, 4/25/2021	1,673,000	1,700,303
5.25%, 7/27/2021	10,950,000	11,467,016
(ICE LIBOR USD 3 Month + 1.17%), 1.56%, 11/15/2021 (b)	9,455,000	9,472,431
5.75%, 1/24/2022	21,568,000	23,221,269

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022 (b)	4,870,000	4,975,793
ING Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.97%), 1.36%, 8/17/2020 (a)(b)	6,025,000	6,033,464
2.75%, 3/22/2021 (a)	24,459,000	24,907,244
5.00%, 6/9/2021 (a)	15,208,000	15,905,668
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	2,115,000	2,198,077
Macquarie Bank Ltd. (Australia) 2.85%, 1/15/2021 (a)	16,688,000	16,846,155
(ICE LIBOR USD 3 Month + 0.45%), 0.95%, 8/6/2021 (a)(b)	40,914,000	40,642,527
(ICE LIBOR USD 3 Month + 0.45%), 0.81%, 11/24/2021 (a)(b)	42,321,000	42,323,365
2.10%, 10/17/2022 (a)	4,920,000	5,020,843
2.30%, 1/22/2025 (a)	8,275,000	8,523,913
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021 (a)	6,778,000	6,984,302
Moody’s Corp.
4.50%, 9/1/2022	2,048,000	2,197,875
3.75%, 3/24/2025	6,340,000	7,070,269
Morgan Stanley
5.50%, 7/24/2020	5,894,000	5,936,024
5.75%, 1/25/2021	11,152,000	11,520,641
2.50%, 4/21/2021	500,000	508,207
(ICE LIBOR USD 3 Month + 1.40%), 2.51%, 4/21/2021 (b)	11,354,000	11,447,531
5.50%, 7/28/2021	7,295,000	7,682,143
2.63%, 11/17/2021 (c)	24,860,000	25,538,199
(ICE LIBOR USD 3 Month + 1.18%), 2.32%, 1/20/2022 (b)	5,085,000	5,101,638
2.75%, 5/19/2022	14,697,000	15,259,669
3.13%, 1/23/2023	18,075,000	19,081,467
Series F, 3.88%, 4/29/2024	1,805,000	1,976,183
3.70%, 10/23/2024	6,500,000	7,132,271
Nomura Holdings, Inc. (Japan) 2.65%, 1/16/2025	1,000,000	1,032,644
State Street Corp.
1.95%, 5/19/2021	315,000	319,962
(SOFR + 2.69%), 2.82%, 3/30/2023 (a)(b)	15,059,000	15,571,821
(ICE LIBOR USD 3 Month + 0.77%), 3.78%, 12/3/2024 (b)	12,695,000	13,973,709
UBS AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.48%), 2.06%, 12/1/2020 (a)(b)	10,162,000	10,178,355
2.45%, 12/1/2020 (a)	33,986,000	34,287,550
1.75%, 4/21/2022 (a)	22,249,000	22,612,994
UBS Group AG (Switzerland)

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 1.78%), 3.09%, 4/14/2021 (a)(b)(c)	1,400,000	1,419,894
3.00%, 4/15/2021 (a)	54,932,000	56,028,977
(ICE LIBOR USD 3 Month + 1.53%), 2.22%, 2/1/2022 (a)(b)	15,805,000	16,033,224
3.49%, 5/23/2023 (a)	290,000	302,367
USAA Capital Corp.
3.00%, 7/1/2020 (a)	331,000	331,682
2.45%, 8/1/2020 (a)	994,000	997,196

		647,867,830

Chemicals — 0.6%
Air Liquide Finance SA (France) 1.75%, 9/27/2021 (a)	20,860,000	21,088,668
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023 (a)	4,703,000	4,900,315
DuPont de Nemours, Inc.
(ICE LIBOR USD 3 Month + 0.71%), 1.10%, 11/15/2020 (b)	7,099,000	7,099,744
2.17%, 5/1/2023	34,346,000	35,037,974
Ecolab, Inc. 4.35%, 12/8/2021	4,200,000	4,457,174
PPG Industries, Inc. 2.40%, 8/15/2024	270,000	284,151

		72,868,026

Commercial Services & Supplies — 0.3%
Waste Management, Inc. 2.95%, 6/15/2024	26,392,000	28,188,333

Consumer Finance — 4.6%
American Express Co.
2.20%, 10/30/2020	47,469,000	47,745,289
3.00%, 2/22/2021	15,608,000	15,853,323
(ICE LIBOR USD 3 Month + 0.53%), 0.91%, 5/17/2021 (b)	3,354,000	3,358,970
3.38%, 5/17/2021	1,500,000	1,536,837
(ICE LIBOR USD 3 Month + 0.60%), 1.14%, 11/5/2021 (b)	9,975,000	9,966,220
2.75%, 5/20/2022	117,000	121,468
2.50%, 8/1/2022	8,699,000	9,028,613
2.65%, 12/2/2022	885,000	924,799
3.40%, 2/27/2023	4,933,000	5,254,312
3.70%, 8/3/2023	3,130,000	3,377,126
3.40%, 2/22/2024	230,000	249,119
3.00%, 10/30/2024	2,500,000	2,682,367
American Express Credit Corp. Series F, 2.60%, 9/14/2020	7,947,000	7,981,793
American Honda Finance Corp. 1.95%, 7/20/2020	3,608,000	3,614,079
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022 (a)	26,415,000	23,504,041
Capital One Financial Corp.

Investments	Principal Amount($)	Value($)
3.45%, 4/30/2021	41,973,000	42,873,656
(ICE LIBOR USD 3 Month + 0.95%), 1.95%, 3/9/2022 (b)	8,214,000	8,160,503
2.60%, 5/11/2023	25,000,000	25,671,158
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.30%), 1.30%, 3/8/2021 (b)	38,679,000	38,608,653
(ICE LIBOR USD 3 Month + 0.23%), 0.97%, 3/15/2021 (b)(c)	37,451,000	37,462,831
(ICE LIBOR USD 3 Month + 0.28%), 1.28%, 9/7/2021 (b)	5,838,000	5,827,217
0.95%, 5/13/2022	25,206,000	25,457,040
1.95%, 11/18/2022	7,500,000	7,741,291
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.42%), 1.73%, 7/10/2020 (b)	26,235,000	26,270,154
(ICE LIBOR USD 3 Month + 0.17%), 1.49%, 10/9/2020 (b)	455,000	455,199
2.80%, 3/4/2021 (c)	6,778,000	6,895,945
(ICE LIBOR USD 3 Month + 0.26%), 1.16%, 9/10/2021 (b)	300,000	299,218
3.15%, 10/15/2021	7,600,000	7,854,126
3.20%, 1/10/2022	189,000	197,231
2.75%, 3/15/2022	1,000,000	1,036,888
2.80%, 1/27/2023	573,000	605,389
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.20%), 0.63%, 11/13/2020 (b)	11,340,000	11,297,397
(ICE LIBOR USD 3 Month + 0.26%), 0.71%, 5/10/2021 (b)	1,099,000	1,095,480
Toyota Motor Credit Corp.
(SOFR + 0.40%), 0.46%, 10/23/2020 (b)	27,217,000	27,180,520
(ICE LIBOR USD 3 Month + 0.13%), 0.56%, 8/13/2021 (b)	14,319,000	14,240,296
1.15%, 5/26/2022	96,000,000	96,458,116

		520,886,664

Diversified Financial Services — 1.2%
AIG Global Funding
(ICE LIBOR USD 3 Month + 0.48%), 1.93%, 7/2/2020 (a)(b)	3,956,000	3,959,892
2.15%, 7/2/2020 (a)	4,470,000	4,475,768
(ICE LIBOR USD 3 Month + 0.65%), 1.75%, 1/22/2021 (a)(b)	25,952,000	25,944,543
1.90%, 10/6/2021 (a)	11,007,000	11,138,493
2.70%, 12/15/2021 (a)	412,000	422,663
2.30%, 7/1/2022 (a)	2,125,000	2,189,788
Berkshire Hathaway, Inc. 2.20%, 3/15/2021	1,898,000	1,922,206
CK Hutchison International 16 Ltd. (United Kingdom)

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
1.88%, 10/3/2021 (a)	33,731,000	33,857,491
CK Hutchison International 17 II Ltd. (United Kingdom) 2.25%, 9/29/2020 (a)	12,336,000	12,355,275
National Rural Utilities Cooperative Finance Corp.
(ICE LIBOR USD 3 Month + 0.38%), 1.75%, 6/30/2021 (b)	7,659,000	7,664,914
2.30%, 9/15/2022	2,070,000	2,132,328
2.95%, 2/7/2024	887,000	957,458
ORIX Corp. (Japan) 2.90%, 7/18/2022	147,000	152,098
Siemens Financieringsmaatschappij NV (Germany)
1.70%, 9/15/2021 (a)	1,805,000	1,830,408
2.00%, 9/15/2023 (a)	10,000,000	10,348,899
3.13%, 3/16/2024 (a)	17,407,000	18,749,412

		138,101,636

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
(ICE LIBOR USD 3 Month + 0.93%), 2.30%, 6/30/2020 (b)	3,441,000	3,442,989
2.45%, 6/30/2020	9,698,000	9,698,000
4.45%, 5/15/2021	5,733,000	5,939,559
(ICE LIBOR USD 3 Month + 0.75%), 2.33%, 6/1/2021 (b)	19,400,000	19,473,720
(ICE LIBOR USD 3 Month + 0.95%), 2.17%, 7/15/2021 (b)	8,453,000	8,500,098
3.80%, 3/1/2024	2,000,000	2,160,180
3.90%, 3/11/2024	2,550,000	2,762,014
3.40%, 5/15/2025	3,590,000	3,870,848
Telstra Corp. Ltd. (Australia) 4.80%, 10/12/2021 (a)	700,000	735,115
Verizon Communications, Inc. 3.45%, 3/15/2021	5,603,000	5,741,018
(ICE LIBOR USD 3 Month + 1.00%), 1.74%, 3/16/2022 (b)	25,699,000	25,748,342
3.38%, 2/15/2025	1,754,000	1,944,670

		90,016,553

Electric Utilities — 2.0%
American Electric Power Co., Inc. 2.15%, 11/13/2020	49,378,000	49,657,095
Duke Energy Corp.
(ICE LIBOR USD 3 Month + 0.50%), 0.92%, 5/14/2021 (a)(b)	17,301,000	17,281,980
3.55%, 9/15/2021	5,959,000	6,127,649
2.40%, 8/15/2022	1,279,000	1,324,197
3.75%, 4/15/2024	10,000,000	10,972,078
Electricite de France SA (France) 2.35%, 10/13/2020 (a)	7,100,000	7,137,634
Entergy Corp. 5.13%, 9/15/2020	2,346,000	2,350,557

Investments	Principal Amount($)	Value($)
Eversource Energy Series N, 3.80%, 12/1/2023	174,000	190,238
Exelon Corp.
2.85%, 6/15/2020	3,500,000	3,501,952
5.15%, 12/1/2020	3,434,000	3,470,275
LG&E & KU Energy LLC 3.75%, 11/15/2020	17,583,000	17,666,757
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.48%), 1.04%, 5/4/2021 (b)	485,000	484,632
2.40%, 9/1/2021	25,763,000	26,359,070
(ICE LIBOR USD 3 Month + 0.72%), 1.08%, 2/25/2022 (b)	42,944,000	42,748,571
2.75%, 5/1/2025	5,832,000	6,236,632
PECO Energy Co. 1.70%, 9/15/2021	1,250,000	1,266,587
PPL Capital Funding, Inc. 3.95%, 3/15/2024	1,449,000	1,551,606
Progress Energy, Inc. 4.40%, 1/15/2021 (c)	1,601,000	1,622,658
Southern Co. (The) 2.35%, 7/1/2021	3,813,000	3,878,391
Tampa Electric Co. 5.40%, 5/15/2021	5,014,000	5,225,643
Wisconsin Electric Power Co. 2.95%, 9/15/2021 (c)	11,716,000	11,919,878
Wisconsin Power & Light Co. 4.60%, 6/15/2020	1,368,000	1,369,938
Xcel Energy, Inc. 2.40%, 3/15/2021 (c)	650,000	657,710

		223,001,728

Electrical Equipment — 0.1%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	1,400,000	1,449,926
Eaton Corp. 2.75%, 11/2/2022	4,062,000	4,249,221

		5,699,147

Electronic Equipment, Instruments & Components — 0.0% (e)
ABB Treasury Center USA, Inc. (Switzerland) 4.00%, 6/15/2021 (a)	1,000,000	1,029,751
Tyco Electronics Group SA (Switzerland) (ICE LIBOR USD 3 Month + 0.45%), 1.76%, 6/5/2020 (b)	420,000	419,975

		1,449,726

Energy Equipment & Services — 0.1%
Schlumberger Investment SA 3.30%, 9/14/2021 (a)	7,324,000	7,446,402

Entertainment — 1.2%
NBCUniversal Enterprise, Inc.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.40%), 1.83%, 4/1/2021 (a)(b)	57,034,000	57,157,178
TWDC Enterprises 18 Corp.
2.30%, 2/12/2021 (c)	5,436,000	5,499,983
3.75%, 6/1/2021	1,475,000	1,519,106
2.75%, 8/16/2021 (c)	484,000	496,267
2.55%, 2/15/2022	3,453,000	3,557,785
2.35%, 12/1/2022	5,400,000	5,620,359
Walt Disney Co. (The)
(ICE LIBOR USD 3 Month + 0.25%), 1.83%, 9/1/2021 (b)(c)	6,678,000	6,661,519
1.65%, 9/1/2022	19,999,000	20,420,362
3.00%, 9/15/2022	5,500,000	5,790,961
1.75%, 8/30/2024	8,582,000	8,842,028
3.35%, 3/24/2025	18,710,000	20,586,041

		136,151,589

Equity Real Estate Investment Trusts (REITs) — 0.6%
Scentre Group Trust 1 (Australia) 2.38%, 4/28/2021 (a)	7,774,000	7,802,220
WEA Finance LLC (France) 3.25%, 10/5/2020 (a)	64,976,000	65,069,441

		72,871,661

Food Products — 0.8%
Cargill, Inc.
3.05%, 4/19/2021 (a)	3,285,000	3,359,123
144A, 4.31%, 5/14/2021 (a)	2,700,000	2,817,728
3.30%, 3/1/2022 (a)	3,075,000	3,205,258
1.38%, 7/23/2023 (a)	14,922,000	15,175,699
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 1.72%, 4/16/2021 (b)	18,608,000	18,629,134
3.20%, 4/16/2021	7,098,000	7,252,457
Mondelez International Holdings Netherlands BV
2.13%, 9/19/2022 (a)	12,169,000	12,501,325
2.25%, 9/19/2024 (a)	3,916,000	4,100,423
Mondelez International, Inc. 1.50%, 5/4/2025	14,732,000	15,022,412
Nestle Holdings, Inc. 3.10%, 9/24/2021 (a)	451,000	465,070
Tyson Foods, Inc. (ICE LIBOR USD 3 Month + 0.55%), 2.13%, 6/2/2020 (b)(c)	1,372,000	1,372,000
Unilever Capital Corp. (United Kingdom)
1.38%, 7/28/2021	347,000	350,778
3.00%, 3/7/2022	1,541,000	1,611,438

		85,862,845

Gas Utilities — 0.0% (e)
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	1,385,000	1,395,920

Investments	Principal Amount($)	Value($)
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 2.55%, 3/15/2022	143,000	148,350
Covidien International Finance SA 2.95%, 6/15/2023	4,800,000	5,102,575
DH Europe Finance II SARL
2.05%, 11/15/2022	1,000,000	1,030,263
2.20%, 11/15/2024	7,713,000	8,060,485
Medtronic, Inc. 3.63%, 3/15/2024 (c)	570,000	628,784
Zimmer Biomet Holdings, Inc. (ICE LIBOR USD 3 Month + 0.75%), 1.80%, 3/19/2021 (b)	1,510,000	1,497,499

		16,467,956

Health Care Providers & Services — 1.4%
Cigna Corp. 3.20%, 9/17/2020	40,318,000	40,599,870
CVS Health Corp. 2.80%, 7/20/2020	6,415,000	6,421,607
(ICE LIBOR USD 3 Month + 0.72%), 1.72%, 3/9/2021 (b)	1,191,000	1,192,850
3.35%, 3/9/2021	26,406,000	26,941,823
2.13%, 6/1/2021	8,193,000	8,288,525
4.10%, 3/25/2025	11,465,000	12,813,229
Express Scripts Holding Co.
(ICE LIBOR USD 3 Month + 0.75%), 2.33%, 11/30/2020 (b)	3,400,000	3,387,267
2.60%, 11/30/2020	18,314,000	18,466,565
Laboratory Corp. of America Holdings 2.30%, 12/1/2024	23,704,000	24,647,000
McKesson Corp. 3.65%, 11/30/2020	1,560,000	1,580,848
UnitedHealth Group, Inc.
3.38%, 11/15/2021	1,051,000	1,086,251
2.88%, 12/15/2021	1,265,000	1,310,738
2.88%, 3/15/2022	6,495,000	6,727,127
3.35%, 7/15/2022	2,251,000	2,380,384

		155,844,084

Hotels, Restaurants & Leisure — 0.1%
Starbucks Corp. 1.30%, 5/7/2022	10,231,000	10,365,710

Household Products — 0.3%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	5,800,000	5,958,685
Kimberly-Clark Corp. 3.88%, 3/1/2021	247,000	252,476
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022 (a)	30,205,000	31,047,656

		37,258,817

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
4.00%, 10/1/2020	21,915,000	21,963,322

Industrial Conglomerates — 0.3%
3M Co.
1.75%, 2/14/2023	205,000	212,276
2.25%, 3/15/2023 (c)	5,202,000	5,465,652
2.65%, 4/15/2025	16,333,000	17,630,388
Honeywell International, Inc.
2.15%, 8/8/2022	3,051,000	3,166,043
1.35%, 6/1/2025	10,000,000	10,204,498
Ingersoll-Rand Global Holding Co. Ltd. 2.90%, 2/21/2021	2,150,000	2,174,834

		38,853,691

Insurance — 5.3%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 1.64%, 9/20/2021 (a)(b)	10,683,000	10,531,420
American International Group, Inc.
6.40%, 12/15/2020	5,739,000	5,908,665
3.30%, 3/1/2021	19,967,000	20,315,111
4.88%, 6/1/2022	291,000	313,061
2.50%, 6/30/2025	20,400,000	21,101,449
Athene Global Funding 4.00%, 1/25/2022 (a)	21,796,000	22,255,275
Chubb INA Holdings, Inc.
2.30%, 11/3/2020	77,000	77,467
3.35%, 5/15/2024	8,600,000	9,403,112
3.15%, 3/15/2025	9,215,000	10,070,580
Guardian Life Global Funding
2.00%, 4/26/2021 (a)	800,000	810,929
2.50%, 5/8/2022 (a)	5,994,000	6,180,247
3.40%, 4/25/2023 (a)	500,000	529,090
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 1.52%, 10/15/2020 (a)(b)	32,768,000	32,720,925
2.60%, 12/9/2020 (a)	3,319,000	3,353,431
(ICE LIBOR USD 3 Month + 0.31%), 1.05%, 3/16/2021 (a)(b)	40,046,000	39,887,941
2.25%, 4/29/2021 (a)	23,984,000	24,240,031
(ICE LIBOR USD 3 Month + 0.48%), 1.25%, 6/11/2021 (a)(b)	648,000	645,289
3.30%, 2/1/2022 (a)	2,750,000	2,829,694
2.50%, 6/27/2022 (a)	2,091,000	2,132,851
2.38%, 9/15/2022 (a)	900,000	915,597
(SOFR + 0.60%), 0.66%, 1/6/2023 (a)(b)	19,908,000	19,381,431
3.25%, 1/30/2024 (a)	6,148,000	6,385,641
Marsh & McLennan Cos., Inc.

Investments	Principal Amount($)	Value($)
3.50%, 12/29/2020	135,000	137,251
(ICE LIBOR USD 3 Month + 1.20%), 2.57%, 12/29/2021 (b)	1,000,000	996,505
MassMutual Global Funding II 2.00%, 4/15/2021 (a)	200,000	202,817
2.75%, 6/22/2024 (a)	3,350,000	3,574,425
Metropolitan Life Global Funding I
(ICE LIBOR USD 3 Month + 0.40%), 1.18%, 6/12/2020 (a)(b)	2,631,000	2,631,604
(SOFR + 0.57%), 0.63%, 9/7/2020 (a)(b)	12,500,000	12,493,750
(ICE LIBOR USD 3 Month + 0.23%), 1.58%, 1/8/2021 (a)(b)	18,947,000	18,958,819
2.40%, 1/8/2021 (a)	21,905,000	22,133,564
(SOFR + 0.50%), 0.56%, 5/28/2021 (a)(b)	1,460,000	1,452,748
1.95%, 9/15/2021 (a)	7,177,000	7,267,401
3.45%, 10/9/2021 (a)	7,975,000	8,266,204
3.38%, 1/11/2022 (a)	850,000	884,978
3.00%, 1/10/2023 (a)	243,000	256,136
New York Life Global Funding
2.95%, 1/28/2021 (a)	430,000	437,147
2.00%, 4/13/2021 (a)	450,000	456,569
(ICE LIBOR USD 3 Month + 0.32%), 0.82%, 8/6/2021 (a)(b)	2,017,000	2,018,905
3.25%, 8/6/2021 (a)	335,000	345,330
(ICE LIBOR USD 3 Month + 0.28%), 1.39%, 1/21/2022 (a)(b)	19,500,000	19,304,860
144A, 2.30%, 6/10/2022 (a)	1,650,000	1,704,081
1.10%, 5/5/2023 (a)	15,873,000	16,059,746
Pricoa Global Funding I
2.55%, 11/24/2020 (a)	600,000	605,609
2.20%, 6/3/2021 (a)	2,200,000	2,237,213
Principal Life Global Funding II
2.63%, 11/19/2020 (a)	294,000	296,179
(ICE LIBOR USD 3 Month + 0.33%), 1.91%, 3/2/2021 (a)(b)	9,572,000	9,538,786
(ICE LIBOR USD 3 Month + 0.40%), 1.77%, 10/6/2021 (a)(b)	40,392,000	40,328,353
2.38%, 11/21/2021 (a)	485,000	495,066
1.25%, 5/11/2023 (a)	84,951,000	84,946,402
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.37%), 1.68%, 7/13/2020 (a)(b)	10,380,000	10,388,683
2.16%, 9/25/2020 (a)	2,458,000	2,471,667
2.70%, 11/25/2020 (a)	7,952,000	8,006,649
(ICE LIBOR USD 3 Month + 0.52%), 1.89%, 6/28/2021 (a)(b)	6,490,000	6,491,700

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
3.40%, 6/28/2021 (a)(c)	15,246,000	15,716,378
Prudential Financial, Inc. 4.50%, 11/15/2020 (c)	725,000	738,163
Reliance Standard Life Global Funding II
3.05%, 1/20/2021 (a)	9,470,000	9,560,097
2.15%, 1/21/2023 (a)	9,976,000	10,023,554
Suncorp-Metway Ltd. (Australia)
2.38%, 11/9/2020 (a)	2,866,000	2,876,189
2.80%, 5/4/2022 (a)	145,000	148,639
Swiss Re Treasury U.S. Corp. (Switzerland) 2.88%, 12/6/2022 (a)	35,796,000	36,294,794

		600,736,198

Internet & Direct Marketing Retail — 0.0% (e)
Alibaba Group Holding Ltd. (China) 3.13%, 11/28/2021 (c)	2,039,000	2,084,205

IT Services — 0.9%
IBM Credit LLC
(ICE LIBOR USD 3 Month + 0.47%), 0.83%, 11/30/2020 (b)	515,000	516,016
(ICE LIBOR USD 3 Month + 0.26%), 1.40%, 1/20/2021 (b)	2,440,000	2,444,883
1.80%, 1/20/2021	103,000	104,160
(ICE LIBOR USD 3 Month + 0.16%), 0.70%, 2/5/2021 (b)(c)	650,000	650,449
3.60%, 11/30/2021	300,000	314,286
2.20%, 9/8/2022	9,193,000	9,536,914
International Business Machines Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.83%, 5/13/2021 (b)	37,803,000	37,921,399
2.85%, 5/13/2022	37,561,000	39,255,514
1.88%, 8/1/2022	1,775,000	1,830,221
2.88%, 11/9/2022	2,215,000	2,343,877
3.63%, 2/12/2024	1,140,000	1,257,077
3.00%, 5/15/2024	2,320,000	2,506,327

		98,681,123

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc. 4.13%, 3/25/2025	30,709,000	34,908,224

Machinery — 0.2%
Caterpillar, Inc. 3.90%, 5/27/2021	2,746,000	2,839,314
Otis Worldwide Corp. (ICE LIBOR USD 3 Month + 0.45%), 2.09%, 4/5/2023 (a)(b)	15,000,000	14,799,671
Stanley Black & Decker, Inc. 2.90%, 11/1/2022	3,975,000	4,154,309

		21,793,294

Media — 0.8%
Comcast Corp.

Investments	Principal Amount($)	Value($)
(ICE LIBOR USD 3 Month + 0.33%), 1.76%, 10/1/2020 (b)	13,984,000	13,993,938
1.63%, 1/15/2022	1,200,000	1,227,014
2.75%, 3/1/2023	6,327,000	6,690,248
3.00%, 2/1/2024	601,000	647,378
3.60%, 3/1/2024 (c)	5,000,000	5,544,182
3.38%, 2/15/2025	3,000,000	3,317,119
3.10%, 4/1/2025	1,130,000	1,234,991
Omnicom Group, Inc. 3.63%, 5/1/2022	9,683,000	10,183,927
ViacomCBS, Inc. 3.88%, 4/1/2024 (c)	50,000,000	52,828,686

		95,667,483

Metals & Mining — 0.2%
Newmont Corp. 3.63%, 6/9/2021	16,929,000	17,265,372
Nucor Corp. 2.00%, 6/1/2025	10,000,000	10,179,311

		27,444,683

Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co.
2.38%, 1/15/2021	312,000	315,468
3.75%, 11/15/2023	2,000,000	2,193,090
3.50%, 2/1/2025	1,555,000	1,704,738
CenterPoint Energy, Inc. 3.60%, 11/1/2021	9,921,000	10,287,861
Consolidated Edison Co. of New York, Inc. Series C, (ICE LIBOR USD 3 Month + 0.40%), 1.62%, 6/25/2021 (b)	2,631,000	2,628,264
Dominion Energy, Inc. 2.72%, 8/15/2021 (d)	20,166,000	20,503,860
Integrys Holding, Inc. 4.17%, 11/1/2020	6,785,000	6,870,298
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024	250,000	265,654
Sempra Energy 2.85%, 11/15/2020	545,000	547,953

		45,317,186

Oil, Gas & Consumable Fuels — 2.4%
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020 (a)	6,673,000	6,746,827
BP Capital Markets America, Inc.
4.50%, 10/1/2020	4,183,000	4,231,994
4.74%, 3/11/2021 (c)	7,072,000	7,287,192
Chevron Corp. 1.55%, 5/11/2025 (c)	19,663,000	20,267,987
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	650,000	710,734
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	28,254,000	28,254,000

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Enbridge Energy Partners LP 4.20%, 9/15/2021	2,363,000	2,435,933
Enterprise Products Operating LLC
5.20%, 9/1/2020	23,600,000	23,871,424
2.80%, 2/15/2021 (c)	2,554,000	2,587,728
EOG Resources, Inc. 4.10%, 2/1/2021 (c)	1,630,000	1,664,104
Equinor ASA (Norway)
2.90%, 11/8/2020	3,070,000	3,101,258
2.45%, 1/17/2023	1,130,000	1,174,004
2.88%, 4/6/2025	3,649,000	3,931,410
Exxon Mobil Corp.
1.90%, 8/16/2022	10,747,000	11,076,562
1.57%, 4/15/2023	48,100,000	49,391,327
Marathon Petroleum Corp.
3.40%, 12/15/2020 (c)	16,241,000	16,256,625
5.13%, 3/1/2021	2,704,000	2,766,003
MPLX LP (ICE LIBOR USD 3 Month + 0.90%), 1.90%, 9/9/2021 (b)	12,857,000	12,442,622
Phillips 66 (ICE LIBOR USD 3 Month + 0.60%), 0.96%, 2/26/2021 (b)	1,115,000	1,111,125
Spectra Energy Partners LP
(ICE LIBOR USD 3 Month + 0.70%), 2.01%, 6/5/2020 (b)	4,042,000	4,041,987
4.60%, 6/15/2021	2,700,000	2,790,973
Total Capital International SA (France) 2.22%, 7/12/2021	16,284,000	16,519,254
Total Capital SA (France) 4.45%, 6/24/2020	204,000	204,498
TransCanada PipeLines Ltd. (Canada)
3.80%, 10/1/2020	28,655,000	28,918,791
9.88%, 1/1/2021	911,000	957,069
Williams Cos., Inc. (The) 4.13%, 11/15/2020	16,890,000	16,936,062

		269,677,493

Personal Products — 0.0% (e)
Estee Lauder Cos., Inc. (The) 1.70%, 5/10/2021	300,000	303,194

Pharmaceuticals — 2.0%
Bristol-Myers Squibb Co.
2.88%, 8/15/2020 (a)	8,337,000	8,379,685
3.95%, 10/15/2020 (a)	460,000	466,086
(ICE LIBOR USD 3 Month + 0.20%), 0.59%, 11/16/2020 (a)(b)	13,848,000	13,855,326
2.88%, 2/19/2021 (a)	3,029,000	3,084,076
2.55%, 5/14/2021 (a)	3,968,000	4,050,984
2.25%, 8/15/2021 (a)	1,530,000	1,561,088
2.60%, 5/16/2022 (a)	6,770,000	7,051,192
3.55%, 8/15/2022 (a)	503,000	533,860

Investments	Principal Amount($)	Value($)
2.90%, 7/26/2024 (a)	3,960,000	4,275,028
GlaxoSmithKline Capital plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.35%), 0.77%, 5/14/2021 (b)	3,393,000	3,396,767
3.13%, 5/14/2021	11,586,000	11,892,561
2.85%, 5/8/2022	15,098,000	15,801,296
2.88%, 6/1/2022	4,285,000	4,478,369
3.00%, 6/1/2024	3,275,000	3,549,395
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.38%, 5/15/2023	3,185,000	3,433,772
Novartis Capital Corp. (Switzerland) 1.75%, 2/14/2025	16,514,000	17,298,924
Pfizer, Inc.
1.95%, 6/3/2021	374,000	380,078
3.00%, 9/15/2021	221,000	230,396
2.80%, 3/11/2022	247,000	257,519
2.95%, 3/15/2024	1,450,000	1,593,748
3.40%, 5/15/2024	2,257,000	2,517,722
0.80%, 5/28/2025	45,990,000	45,846,898
Sanofi (France) 4.00%, 3/29/2021	1,014,000	1,044,356
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	44,425,000	45,314,412
Zoetis, Inc.
3.45%, 11/13/2020	5,772,000	5,824,900
(ICE LIBOR USD 3 Month + 0.44%), 0.82%, 8/20/2021 (b)	22,847,000	22,819,111

		228,937,549

Road & Rail — 0.4%
ERAC USA Finance LLC
5.25%, 10/1/2020 (a)	1,125,000	1,137,163
4.50%, 8/16/2021 (a)	250,000	257,979
2.60%, 12/1/2021 (a)	2,225,000	2,247,589
Penske Truck Leasing Co. LP
3.20%, 7/15/2020 (a)	3,572,000	3,572,889
3.30%, 4/1/2021 (a)	2,160,000	2,188,657
3.65%, 7/29/2021 (a)	15,088,000	15,339,094
Ryder System, Inc.
2.88%, 9/1/2020	13,115,000	13,126,701
2.88%, 6/1/2022	6,291,000	6,405,371

		44,275,443

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc.
2.95%, 1/12/2021	21,700,000	21,990,903
2.50%, 12/5/2021	3,000,000	3,080,180
Intel Corp.
1.70%, 5/19/2021	1,426,000	1,443,994
3.30%, 10/1/2021	1,011,000	1,052,172

		27,567,249

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Software — 0.7%
Oracle Corp.
1.90%, 9/15/2021	2,136,000	2,174,201
2.50%, 5/15/2022	6,980,000	7,224,060
2.50%, 10/15/2022	12,679,000	13,291,046
2.40%, 9/15/2023	1,799,000	1,899,080
2.95%, 11/15/2024	2,249,000	2,448,276
2.50%, 4/1/2025	50,000,000	53,144,864

		80,181,527

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc.
2.00%, 11/13/2020	245,000	246,409
2.85%, 5/6/2021	6,679,000	6,836,644
1.55%, 8/4/2021	400,000	405,040
1.70%, 9/11/2022	21,091,000	21,749,493
0.75%, 5/11/2023	17,165,000	17,347,357
3.45%, 5/6/2024	1,739,000	1,929,280
2.85%, 5/11/2024	1,205,000	1,304,295
1.80%, 9/11/2024	9,030,000	9,491,101
2.75%, 1/13/2025	3,000,000	3,268,456
2.50%, 2/9/2025	2,530,000	2,737,938

		65,316,013

Thrifts & Mortgage Finance — 1.7%
BPCE SA (France)
3.15%, 7/31/2020 (a)	25,000,000	25,100,677
2.65%, 2/3/2021	10,768,000	10,908,140
2.75%, 12/2/2021 (c)	10,782,000	11,075,810
(ICE LIBOR USD 3 Month + 0.30%), 1.61%, 1/14/2022 (a)(b)	75,926,000	75,259,235
(SOFR + 0.44%), 0.50%, 2/17/2022 (a)(b)	53,697,000	52,723,914
3.00%, 5/22/2022 (a)	4,861,000	4,990,798
Nationwide Building Society (United Kingdom)
2.45%, 7/27/2021 (a)	6,750,000	6,842,080
2.00%, 1/27/2023 (a)	10,779,000	11,008,766

		197,909,420

Tobacco — 1.0%
Altria Group, Inc. 4.75%, 5/5/2021	53,175,000	55,192,951
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.59%), 1.01%, 8/14/2020 (b)	2,300,000	2,299,476
Philip Morris International, Inc.
1.88%, 2/25/2021	2,069,000	2,086,989
4.13%, 5/17/2021	1,060,000	1,097,594
2.38%, 8/17/2022	11,000,000	11,430,296
2.50%, 8/22/2022	160,000	166,557
2.50%, 11/2/2022	2,620,000	2,730,256
1.13%, 5/1/2023	11,985,000	12,126,423
2.88%, 5/1/2024	3,425,000	3,664,523

Investments	Principal Amount($)	Value($)
Reynolds American, Inc. (United Kingdom)
3.25%, 6/12/2020	12,863,000	12,871,334
4.00%, 6/12/2022	8,000,000	8,402,527

		112,068,926

Trading Companies & Distributors — 0.7%
Aviation Capital Group LLC
(ICE LIBOR USD 3 Month + 0.95%), 2.53%, 6/1/2021 (a)(b)	15,273,000	14,054,324
(ICE LIBOR USD 3 Month + 0.67%), 1.43%, 7/30/2021 (a)(b)	6,254,000	5,796,994
2.88%, 1/20/2022 (a)	2,986,000	2,508,702
BOC Aviation Ltd. (Singapore)
(ICE LIBOR USD 3 Month + 1.05%), 1.61%, 5/2/2021 (a)(b)	5,737,000	5,664,226
2.38%, 9/15/2021 (a)	6,200,000	6,201,938
International Lease Finance Corp. 8.25%, 12/15/2020	48,800,000	49,629,256

		83,855,440

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. (Canada) 3.00%, 3/15/2023 (c)	1,586,000	1,679,853
Vodafone Group plc (United Kingdom) 3.75%, 1/16/2024	12,160,000	13,223,218

		14,903,071

TOTAL CORPORATE BONDS (Cost $8,967,254,809)		9,033,944,451

ASSET-BACKED SECURITIES — 3.8%
Allegro CLO II-S Ltd. (Cayman Islands) Series 2014-1RA, Class X, 1.76%, 10/21/2028 (a)(f)	400,000	400,000
AmeriCredit Automobile Receivables Trust Series 2018-3, Class A2A, 3.11%, 1/18/2022	580,249	580,930
Apidos CLO XXI (Cayman Islands) Series 2015-21A, Class A1R, 2.07%, 7/18/2027 (a)(f)	20,100,000	19,706,362
Ares XXXVR CLO Ltd. Series 2015-35RA, Class X, 1.87%, 7/15/2030 (a)(f)	175,000	174,991
Avery Point VI CLO Ltd. (Cayman Islands) Series 2015-6A, Class AR, 1.59%, 8/5/2027 (a)(f)	22,206,000	21,862,029
Benefit Street Partners CLO II Ltd. (Cayman Islands) Series 2013-IIA, Class X, 2.92%, 7/15/2029‡(a)(f)	85,938	85,723

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
BlueMountain CLO Ltd. (Cayman Islands)
Series 2014-2A, Class X, 1.74%, 10/20/2030 (a)(f)	857,143	857,143
Series 2016-3A, Class X, 1.01%, 11/15/2030 (a)(f)	1,007,124	1,007,074
Carlyle Global Market Strategies CLO Ltd. Series 2012-4A, Class XRR, 1.85%, 4/22/2032 (a)(f)	808,090	808,049
CarMax Auto Owner Trust Series 2018-3, Class A2A, 2.88%, 10/15/2021	280,061	280,309
CIFC Funding Ltd. (Cayman Islands)
Series 2012-2RA, Class A1, 1.94%, 1/20/2028 (a)(f)	5,080,662	4,962,201
Series 2013-3RA, Class X, 1.67%, 4/24/2031 (a)(f)	500,000	498,750
Clear Creek CLO (Cayman Islands) Series 2015-1A, Class X, 2.14%, 10/20/2030‡(a)(f)	103,125	102,867
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022 (a)(f)	21,763,779	22,071,326
Columbia Cent CLO 27 Ltd. (Cayman Islands) Series 2018-27A, Class X, 1.69%, 10/25/2028 (a)(f)	716,665	716,665
Dell Equipment Finance Trust Series 2019-1, Class A2, 2.78%, 8/23/2021 (a)	16,087,930	16,171,602
Dorchester Park CLO DAC Series 2015-1A, Class AR, 2.04%, 4/20/2028 (a)(f)	6,700,000	6,609,550
Drive Auto Receivables Trust Series 2019-2, Class A3, 3.04%, 3/15/2023	17,474,103	17,546,264
Dryden Senior Loan Fund (Cayman Islands)
Series 2014-36A, Class XR2, 1.87%, 4/15/2029‡(a)(f)	800,000	800,083
Series 2017-50A, Class X, 2.02%, 7/15/2030‡(a)(f)	30,000	29,925
Ford Credit Auto Owner Trust
Series 2015-2, Class A, 2.44%, 1/15/2027 (a)	6,712,000	6,721,146
Series 2016-1, Class A, 2.31%, 8/15/2027 (a)	6,444,000	6,492,109
GT Loan Financing I Ltd. (Cayman Islands) Series 2013-1A, Class XR, 1.54%, 7/28/2031 (a)(f)	428,570	428,570
KKR CLO Ltd. (Cayman Islands) Series 13, Class A1R, 1.98%, 1/16/2028 (a)(f)	12,022,518	11,793,140
KREF Ltd. Series 2018-FL1, Class A, 1.28%, 6/15/2036 (a)(f)	5,000,000	4,827,080

Investments	Principal Amount($)	Value($)
LCM XVII LP (Cayman Islands) Series 17A, Class XR, 1.82%, 10/15/2031 (a)(f)	675,000	675,000
LCM XX LP (Cayman Islands) Series 20A, Class AR, 2.18%, 10/20/2027 (a)(f)	9,852,000	9,740,968
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1R2, 2.02%, 7/15/2027 (a)(f)	3,956,340	3,852,814
Series 2017-16SA, Class A, 2.07%, 1/15/2028 (a)(f)	18,610,463	18,340,333
Oak Hill Credit Partners Ltd. (Cayman Islands) Series 2014-10RA, Class X, 1.77%, 12/12/2030 (a)(f)	1,556,250	1,556,250
OCP CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 1.98%, 4/17/2027 (a)(f)	16,663,501	16,420,930
Series 2015-9A, Class A1R, 2.02%, 7/15/2027 (a)(f)	30,810,965	30,380,690
Octagon Investment Partners 25 Ltd. (Cayman Islands) Series 2015-1A, Class AR, 1.94%, 10/20/2026 (a)(f)	22,950,000	22,701,612
Octagon Investment Partners 28 Ltd. (Cayman Islands) Series 2016-1A, Class XR, 1.67%, 10/24/2030 (a)(f)	238,332	238,332
OHA Credit Funding Ltd. (Cayman Islands) Series 2018-1A, Class X, 1.79%, 10/20/2030 (a)(f)	666,667	666,667
OHA Credit Partners Ltd. Series 2015-12A, Class XR, 1.69%, 7/23/2030 (a)(f)	775,000	775,000
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2019-2A, Class A1, 2.11%, 4/20/2027 (a)(f)	9,182,837	9,030,861
Series 2019-4A, Class A1, 1.92%, 10/24/2027 (a)(f)	29,299,203	28,744,657
Series 2020-2A, Class A1, 2.11%, 4/20/2028 (a)(f)	15,000,000	14,861,340
Regatta XIII Funding Ltd. (Cayman Islands) Series 2018-2A, Class X, 1.87%, 7/15/2031 (a)(f)	807,142	807,102
Shackleton CLO Ltd. (Cayman Islands)
Series 2015-8A, Class A1R, 2.06%, 10/20/2027 (a)(f)	19,294,938	18,929,164
Series 2015-8A, Class A2R, 2.06%, 10/20/2027 (a)(f)	8,573,786	8,433,845
Symphony CLO Ltd. (Cayman Islands)
Series 2014-14A, Class AR, 2.26%, 7/14/2026 (a)(f)	34,922,369	34,339,410
Series 2018-20A, Class X, 2.18%, 1/16/2032 (a)(f)	1,875,000	1,860,938
Series 2014-15A, Class XR2, 1.83%, 1/17/2032 (a)(f)	3,333,333	3,333,333

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2012-1A, Class AR2, 2.10%, 1/15/2026 (a)(f)	5,710,921	5,665,565
Verizon Owner Trust
Series 2017-3A, Class A1B, 0.44%, 4/20/2022 (a)(f)	154,512	154,582
Series 2017-3A, Class A1A, 2.06%, 4/20/2022 (a)	12,072,642	12,117,305
Series 2018-1A, Class A1A, 2.82%, 9/20/2022 (a)	33,976,657	34,299,497
Volvo Financial Equipment LLC Series 2019-1A, Class A2, 2.90%, 11/15/2021 (a)	2,949,018	2,962,937
Voya CLO Ltd. (Cayman Islands)
Series 2014-3A, Class A1R, 1.71%, 7/25/2026 (a)(f)	1,513,719	1,497,904
Series 2014-4A, Class XR, 2.01%, 7/14/2031 (a)(f)	142,857	142,850
Westlake Automobile Receivables Trust Series 2019-1A, Class A2A, 3.06%, 5/16/2022 (a)	3,023,427	3,037,623

TOTAL ASSET-BACKED SECURITIES (Cost $434,568,100)		431,101,397

CERTIFICATES OF DEPOSIT — 1.0%
Credit Agricole Corporate and Investment Bank (France)
(ICE LIBOR USD 3 Month + 0.21%), 0.64%, 8/9/2021 (b)	36,098,000	36,059,366
(ICE LIBOR USD 3 Month + 0.48%), 1.32%, 9/17/2021 (b)	33,446,000	33,501,851
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.32%), 0.68%, 11/22/2021 (b)	47,564,000	47,508,013

TOTAL CERTIFICATES OF DEPOSIT (Cost $117,084,544)		117,069,230

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
BX Commercial Mortgage Trust Series 2020-BXLP, Class A, 0.98%, 12/15/2036 (a)(f)	22,990,000	22,241,195
BXMT Ltd. Series 2017-FL1, Class A, 1.05%, 6/15/2035 (a)(f)	467,476	462,629

Investments	Principal Amount($)	Value($)
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class A, 0.97%, 7/15/2032 (a)(f)	822,189	805,872
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class A, 1.16%, 5/15/2036 (a)(f)	28,000,000	27,350,876
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 0.98%, 5/15/2036 (a)(f)	5,600,000	5,453,884
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A3, 2.86%, 12/15/2048	7,730,939	7,903,628

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $65,731,076)		64,218,084

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, REMIC Series 4002, Class MA, 2.00%, 1/15/2039 (Cost $9,252,738)	9,242,052	9,284,776

FOREIGN GOVERNMENT SECURITIES — 0.0% (e)
Japan Bank for International Cooperation (Japan) (ICE LIBOR USD 3 Month + 0.48%), 2.06%, 6/1/2020 (b) (Cost $200,000)	200,000	200,000

SHORT-TERM INVESTMENTS — 16.8%
CERTIFICATES OF DEPOSIT — 2.6%
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.28%), 1.48%, 9/21/2020 (b)	3,000,000	3,003,050
Credit Suisse AG (Switzerland) 1.80%, 1/22/2021	51,771,000	52,241,807
First Abu Dhabi Bank USA NV (ICE LIBOR USD 3 Month + 0.20%), 1.31%, 1/21/2021 (b)	21,927,000	21,920,039
Lloyds Bank Corporate Markets plc (United Kingdom)
1.92%, 7/1/2020	50,000,000	50,080,088
(ICE LIBOR USD 3 Month + 0.50%), 1.70%, 9/24/2020 (b)	23,000,000	23,039,320

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Natixis SA (France) 1.93%, 11/13/2020	1,019,000	1,026,513
Nordea Bank Abp (Finland) 1.71%, 10/28/2020	52,800,000	53,126,394
Societe Generale (France) 2.19%, 7/31/2020	32,297,000	32,411,133
Standard Chartered Bank (United Kingdom) 1.78%, 10/26/2020	54,733,000	55,032,803
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.28%), 1.17%, 9/11/2020 (b)	6,000,000	6,005,550

TOTAL CERTIFICATES OF DEPOSIT (Cost $296,367,217)		297,886,697

COMMERCIAL PAPER — 7.0%
American Honda Finance Corp. 1.99%, 9/3/2020 (g)	110,000,000	109,456,423
AstraZeneca plc (United Kingdom)
2.12%, 10/16/2020 (a)(g)	29,000,000	28,843,577
2.12%, 10/28/2020 (a)(g)	45,000,000	44,729,630
Bayer Corp. (Germany) 2.41%, 7/15/2020 (a)(g)	50,000,000	49,951,695
BP Capital Markets plc (United Kingdom)
1.53%, 9/8/2020 (a)(g)	52,484,000	52,435,522
1.34%, 11/23/2020 (a)(g)	74,000,000	73,836,082
Campbell Soup Co. 2.04%, 3/1/2021 (a)(g)	29,450,000	29,212,928
Dominion Energy, Inc. 2.89%, 10/1/2020 (a)(g)	20,000,000	19,906,250
DuPont de Nemours, Inc. 2.92%, 7/6/2020 (a)(g)	7,000,000	6,995,441
Eni Finance USA, Inc. (Italy)
2.47%, 7/6/2020 (a)(g)	35,000,000	34,933,796
2.47%, 7/8/2020 (a)(g)	12,700,000	12,674,318
2.47%, 7/9/2020 (a)(g)	27,300,000	27,242,978
2.30%, 8/3/2020 (a)(g)	7,700,000	7,670,157
Entergy Corp. 2.52%, 7/24/2020 (a)(g)	10,000,000	9,984,802
General Dynamics Corp. 2.18%, 7/14/2020 (a)(g)	32,398,000	32,358,796
Glencore Funding LLC (Switzerland)
1.58%, 7/8/2020 (a)(g)	28,000,000	27,954,360
1.63%, 9/8/2020 (a)(g)	33,900,000	33,745,359
Hyundai Capital America 1.86%, 7/20/2020 (a)(g)	25,500,000	25,434,510
Marriott International, Inc. 1.82%, 8/24/2020 (a)(g)	34,050,000	33,796,555
Natwest Markets Securities, Inc. (United Kingdom) 1.96%, 7/29/2020 (a)(g)	53,200,000	53,119,321
Shell International Finance BV (Netherlands)
2.00%, 6/30/2020 (a)(g)	2,200,000	2,199,574

Investments	Principal Amount($)	Value($)
3.25%, 3/29/2021 (a)(g)	34,360,000	33,972,068
Verizon Communications, Inc. 2.01%, 6/9/2020 (a)(g)	27,944,000	27,941,737
Walt Disney Co. (The) 1.81%, 8/6/2020 (a)(g)	25,000,000	24,974,556

TOTAL COMMERCIAL PAPER (Cost $801,580,029)		803,370,435

	Shares
INVESTMENT COMPANIES — 6.6%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (h)(i) (Cost $746,315,879)	746,315,879	746,315,879

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.63% (h)(i)	4,499,748	4,501,998
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (h)(i)	4,597,143	4,597,143

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,098,691)		9,099,141

	Principal Amount($)
REPURCHASE AGREEMENTS — 0.5%
Citigroup Global Markets Holdings, Inc., 2.34%, dated 5/29/2020, due 10/23/2020, repurchase price $12,114,616, collateralized by Asset-Backed Securities, 0.00% - 5.71%, due 04/25/2023 - 12/01/2025, with the value of $13,200,201.	12,000,000	12,000,000
Wells Fargo Securities LLC, 2.00%, dated 5/29/2020, due 06/30/2020, repurchase price $50,088,889, collateralized by Collateralized Mortgage Obligations, 0.98% - 1.33%, 11/15/2032 - 5/17/2038 and Corporate Bonds and Notes, 0.00%, due 9/15/2021 - 3/1/2034, with the value of $54,270,000.	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $62,000,000)		62,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,915,361,816)		1,918,672,152

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount($)	Value($)
Total Investments — 101.7% (Cost $11,509,453,083)		11,574,490,090
Liabilities in Excess of Other Assets — (1.7)%		(195,531,735)

Net Assets — 100.0%		11,378,958,355

Percentages indicated are based on net assets.

Abbreviations

CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	The security or a portion of this security is on loan at May 31, 2020. The total value of securities on loan at May 31, 2020 is $8,854,474.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2020.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(g)	The rate shown is the effective yield as of May 31, 2020.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 5 Year Note	(3,692)	09/2020	USD	(463,807,500)	(799,969)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Ultra-Short Income ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$430,082,799	$1,018,598	$431,101,397
Certificates of Deposit	—	117,069,230	—	117,069,230
Collateralized Mortgage Obligations	—	9,284,776	—	9,284,776
Commercial Mortgage-Backed Securities	—	64,218,084	—	64,218,084
Corporate Bonds	—	9,033,944,451	—	9,033,944,451
Foreign Government Securities	—	200,000	—	200,000
Short-Term Investments
Certificates of Deposit	—	297,886,697	—	297,886,697
Commercial Paper	—	803,370,435	—	803,370,435
Investment Companies	746,315,879	—	—	746,315,879
Investment of cash collateral from securities loaned	9,099,141	—	—	9,099,141
Repurchase Agreements	—	62,000,000	—	62,000,000

Total Short-Term Investments	755,415,020	1,163,257,132	—	1,918,672,152

Total Investments in Securities	$755,415,020	$10,818,056,472	$1,018,598	$11,574,490,090

Depreciation in Other Financial Instruments
Futures Contracts	$(799,969)	$—	$—	$(799,969)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.63% (a)(b)	$1,000,000	$68,000,000	$64,500,000	$1,548	$450	$4,501,998	4,499,748	$19,192	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.17% (a)(b)	1,286,200	94,855,181	91,544,238	—	—	4,597,143	4,597,143	6,416	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.09% (a)(b)	667,817,128	4,244,577,026	4,166,078,275	—	—	746,315,879	746,315,879	1,068,846	—

Total	$670,103,328	$4,407,432,207	$4,322,122,513	$1,548	$450	$755,415,020		$1,094,454	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.